Related Party Transactions (Details) - USD ($)				9 Months Ended	12 Months Ended
	Jan. 06, 2023	Jul. 18, 2022	Jun. 20, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 22, 2021	Apr. 07, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 129,602
Loan conversion agreement warrant					$ 1,500,000
Price of warrant					$ 1.00
Aggregate principal amount		$ 490,000	$ 360,000
Amount drawn down under working capital		$ 490,000	$ 360,000		$ 662,000
Sponsor
Related Party Transaction [Line Items]
Additional amount drawn down under working capital	$ 300,000
Sponsor | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	300,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 200,000
Outstanding balance of related party note						$ 129,602
Promissory Note with Related Party | Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 300,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses incurred and paid				120,000	60,000
Expenses per month					10,000
Expenses accrued				$ 10,000	80,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant					$ 1,500,000
Price of warrant					$ 1.00